Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.6%)
Communication Services (3.1%)
	Nexstar Media Group Inc. Class A	167,240	25,405
	John Wiley & Sons Inc. Class A	223,572	14,170
			39,575
Consumer Discretionary (6.8%)
	Lithia Motors Inc. Class A	63,316	22,287
	Kontoor Brands Inc.	162,164	10,382
*	Modine Manufacturing Co.	564,312	9,926
	LCI Industries	51,958	7,744
*	Adtalem Global Education Inc.	205,578	7,479
*	Helen of Troy Ltd.	27,179	5,721
*	Lands' End Inc.	190,100	4,868
*	Stoneridge Inc.	155,643	4,738
*	Perdoceo Education Corp.	362,884	4,423
*	LGI Homes Inc.	24,330	4,399
*	Bed Bath & Beyond Inc.	119,877	3,355
*	Boot Barn Holdings Inc.	32,515	2,484
			87,806
Consumer Staples (2.1%)
*	Hostess Brands Inc. Class A	1,067,972	16,746
	Spectrum Brands Holdings Inc.	121,091	10,764
			27,510
Energy (3.1%)
*	PDC Energy Inc.	264,350	11,161
	Pioneer Natural Resources Co.	56,130	8,542
	Viper Energy Partners LP	336,049	6,059
	Cimarex Energy Co.	70,483	4,775
	Rattler Midstream LP	440,775	4,646
	International Seaways Inc.	206,062	4,130
			39,313
Financials (20.8%)
	PacWest Bancorp	807,122	36,458
	Starwood Property Trust Inc.	879,986	22,343
	Columbia Banking System Inc.	412,082	17,785
	Popular Inc.	182,645	14,906
	BGC Partners Inc. Class A	2,422,371	14,292
	Pinnacle Financial Partners Inc.	146,121	13,285
	Pacific Premier Bancorp Inc.	264,548	12,161
	First Bancorp. (XNYS)	915,392	11,708
	Argo Group International Holdings Ltd.	213,011	11,426
*	Bancorp Inc.	467,550	11,333
	Webster Financial Corp.	198,967	11,277

		Shares	Market Value ($000)
	BankUnited Inc.	233,495	11,159
	Washington Federal Inc.	334,314	11,146
	First Merchants Corp.	235,935	10,933
	Wintrust Financial Corp.	133,187	10,711
	Flushing Financial Corp.	404,283	9,448
	Renasant Corp.	205,810	9,101
	Evercore Inc. Class A	61,469	8,966
	WSFS Financial Corp.	151,378	8,055
*	NMI Holdings Inc. Class A	260,211	6,295
	PJT Partners Inc. Class A	61,311	4,465
			267,253
Health Care (3.6%)
*	Syneos Health Inc.	228,291	20,067
*	Pacira BioSciences Inc.	109,516	6,644
*	Envista Holdings Corp.	131,029	5,718
*	Varex Imaging Corp.	215,639	5,410
*	Acadia Healthcare Co. Inc.	74,494	4,795
*	Merit Medical Systems Inc.	64,851	3,913
			46,547
Industrials (18.8%)
*	Colfax Corp.	532,238	23,525
*	KAR Auction Services Inc.	1,175,947	21,096
*	XPO Logistics Inc.	122,606	18,015
	BWX Technologies Inc.	263,800	16,498
	KBR Inc.	270,649	11,026
*	Beacon Roofing Supply Inc.	189,012	10,706
*	Teledyne Technologies Inc.	24,562	10,303
	Encore Wire Corp.	119,283	9,805
	Kaman Corp.	181,595	9,773
	Interface Inc. Class A	587,060	9,593
*	WESCO International Inc.	84,952	9,053
	Trinity Industries Inc.	302,747	8,410
	EnerSys	88,322	8,323
	Applied Industrial Technologies Inc.	83,842	8,213
	Quanta Services Inc.	76,057	7,252
*	Atkore Inc.	92,192	7,117
	HNI Corp.	146,257	6,672
*	Builders FirstSource Inc.	141,269	6,292
	Altra Industrial Motion Corp.	89,605	5,886
*	Univar Solutions Inc.	200,765	5,439
*	Stericycle Inc.	64,570	5,073
*	MRC Global Inc.	424,935	4,564
*	Triumph Group Inc.	210,820	4,052
	Greenbrier Cos. Inc.	86,885	3,859
	AZZ Inc.	58,131	3,109
	Pitney Bowes Inc.	338,662	2,838
	Steelcase Inc. Class A	183,725	2,659
*	CIRCOR International Inc.	63,511	2,390
			241,541
Information Technology (13.9%)
*	J2 Global Inc.	245,620	30,587
	Silicon Motion Technology Corp. ADR	389,620	25,703
*	ACI Worldwide Inc.	473,822	18,128
*	Verint Systems Inc.	303,123	13,977
*	Insight Enterprises Inc.	123,054	12,857
*	Euronet Worldwide Inc.	78,629	11,766
	Jabil Inc.	206,195	11,640

		Shares	Market Value ($000)
*	Concentrix Corp.	67,763	10,349
	Belden Inc.	196,586	9,947
	SYNNEX Corp.	75,410	9,547
*	Cognyte Software Ltd.	261,000	6,718
*	Fabrinet	73,295	6,574
*	Perficient Inc.	86,169	6,169
	MKS Instruments Inc.	13,473	2,536
*	MACOM Technology Solutions Holdings Inc. Class H	38,501	2,279
			178,777
Materials (9.2%)
	FMC Corp.	228,783	26,697
	Silgan Holdings Inc.	579,635	24,420
*	Axalta Coating Systems Ltd.	623,030	20,211
	Ashland Global Holdings Inc.	181,990	17,260
	Eagle Materials Inc.	73,889	10,844
	Carpenter Technology Corp.	149,001	7,140
	Pactiv Evergreen Inc.	346,393	5,140
	Graphic Packaging Holding Co.	227,690	4,026
	Compass Minerals International Inc.	43,988	3,075
			118,813
Real Estate (9.8%)
	Medical Properties Trust Inc.	1,062,717	22,498
	Gaming and Leisure Properties Inc.	485,019	22,486
*	Howard Hughes Corp.	146,624	15,517
	Newmark Group Inc. Class A	921,945	11,893
	Spirit Realty Capital Inc.	206,208	9,745
	SITE Centers Corp.	638,100	9,552
	STAG Industrial Inc.	261,020	9,321
	Corporate Office Properties Trust	333,630	9,208
*	Sunstone Hotel Investors Inc.	504,198	6,333
	RPT Realty	400,410	5,105
	Invitation Homes Inc.	64,512	2,340
	QTS Realty Trust Inc. Class A	22,120	1,402
			125,400
Utilities (2.4%)
	MDU Resources Group Inc.	336,462	11,325
	Portland General Electric Co.	189,238	9,072
	ALLETE Inc.	95,253	6,562
	Unitil Corp.	74,323	4,077
			31,036
Total Common Stocks (Cost $917,478)			1,203,571
Temporary Cash Investments (7.7%)
Money Market Fund (7.7%)
[1]	Vanguard Market Liquidity Fund, 0.055% (Cost $99,332)	993,390	99,339
Total Investments (101.3%) (Cost $1,016,810)			1,302,910
Other Assets and Liabilities—Net (-1.3%)			(16,164)
Net Assets (100%)			1,286,746
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	435	49,342	465
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.